Loans Receivable Held for Investment, Loans Individually Evaluated for Impairment by Loan Type (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
With an Allowance Recorded [Abstract]
Allowance for loan losses allocated	$ 148	$ 147	$ 227
Total [Abstract]
Unpaid principal balance	5,348	6,388	8,243
Recorded investment	4,799	5,343	6,380
Real Estate [Member] | Single Family [Member]
With an Allowance Recorded [Abstract]
Unpaid principal balance		593	610
Recorded investment		593	610
Allowance for loan losses allocated		60	53
Real Estate [Member] | Multi-Family [Member]
With No Related Allowance Recorded [Abstract]
Unpaid principal balance		313	323
Recorded investment		313	323
With an Allowance Recorded [Abstract]
Unpaid principal balance		0	0
Recorded investment		0	0
Allowance for loan losses allocated		0	0
Real Estate [Member] | Church [Member]
With No Related Allowance Recorded [Abstract]
Unpaid principal balance	2,546	3,491	4,666
Recorded investment	1,999	2,446	2,803
With an Allowance Recorded [Abstract]
Unpaid principal balance	1,861	1,928	2,580
Recorded investment	1,861	1,928	2,580
Allowance for loan losses allocated	56	85	170
Commercial - Other [Member]
With an Allowance Recorded [Abstract]
Unpaid principal balance	50	63	64
Recorded investment	49	63	64
Allowance for loan losses allocated	$ 1	$ 2	$ 4